Transfer of Financial Assets (Tables)	12 Months Ended
Mar. 31, 2020
Transfers and Servicing [Abstract]
Roll-Forwards of Amount of Servicing Assets	The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets during fiscal 2019 and 2020 are as follows:

	Millions of yen
	2019	2020
Beginning balance	¥28,756	¥31,572
Increase mainly from loans sold with servicing retained *	6,275	33,061
Decrease mainly from amortization	(4,728)	(6,229)
Increase (Decrease) from the effects of changes in foreign exchange rates	1,269	(699)

Ending balance	¥31,572	¥57,705

*	Increase mainly from loans sold with servicing retained includes increases in connection with acquisitions of subsidiaries.

Fair Value of Servicing Assets	The fair value of the servicing assets as of March 31, 2019 and 2020 are as follows:

	Millions of yen
	March 31, 2019	March 31, 2020
Beginning balance	¥35,681	¥39,846
Ending balance	¥39,846	¥60,419